Trade receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
11	Trade receivables

The trade receivables include the following:

	As of December 31,
in 000€	2019	2018	2017
Trade receivables	42,509	38,764	36,572
Write off receivables	(1,532)	(1,873)	(990)
Total	40,977	36,891	35,582

Trade receivables are non-interest bearing and are generally on payment terms of 30 to 90 days.

As at December 31, 2019, trade receivables of an initial value of K€1,532 (2018: K€1,873; 2017: K€990) were impaired as part of the expected credit losses analysis. Impairment is accounted for under the other operating expenses. See below for changes in the impairment of receivables.

in 000€
At January 1, 2017	(511)
Addition	(620)
Usage	12
Reversal	129
At December 31, 2017	(990)
At January 1, 2018	(990)
Addition	(1,284)
Usage	182
Reversal	219
At December 31, 2018	(1,873)
Addition	(141)
Usage	131
Reversal	351
At December 31, 2019	(1,532)